Critical Accounting Judgments and Key Sources of Estimation, Uncertainty and Assumption - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020
Top of Range [Member]
Disclosure Of Accounting Judgements And Estimates [Line Items]
Proportion of ownership interest held in some of entities	50.00%